8. Shareholders' Equity (Deficiency) (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Warrant activity
	Year Ended		Year Ended
	December 31, 2012		December 31, 2011
		Wtd. Avg.		Wtd. Avg.
		Exercise		Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	6,218,750	$0.08	4,218,750	$0.10
Granted	2,000,000	0.08	2,000,000	0.06
Exercised	––	––	––	––
Forfeited/Expired	(500,000)	0.25	––	––
Outstanding and exercisable at end of year	7,718,750	$0.07	6,218,750	$0.08

Stock options outstanding
	Number
	Outstanding at	Weighted Average
Range of	December 31,	Remaining	Weighted Average
Exercise Prices	2012	Contractual Life	Exercise Price
$0.04-$0.07	2,725,000	5.11	$0.06
$0.08-$0.09	11,522,114	6.47	$0.08
$0.10-$0.31	6,132,488	7.75	$0.11
	20,379,602	6.67	$0.09